Stock-Based Compensation - Schedule of Fair Value of Options Granted Based on Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of Options Granted Based on Assumptions [Line Items]
Expected dividend yield
Minimum [Member]
Schedule of Fair Value of Options Granted Based on Assumptions [Line Items]
Expected volatility	29.90%	32.30%	32.10%
Expected term (in years)	5 years	5 years 1 month 6 days	5 years
Risk-free interest rate	4.00%	3.70%	3.80%
Maximum [Member]
Schedule of Fair Value of Options Granted Based on Assumptions [Line Items]
Expected volatility	31.90%	32.90%	39.10%
Expected term (in years)	6 years	6 years 1 month 6 days	6 years
Risk-free interest rate	4.10%	4.30%	4.40%